Intangible assets - Narratives (Details)	12 Months Ended
Dec. 31, 2022
Brands | Maximum
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	20 years
Licenses, patents, know-how and marketing rights | Maximum
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	20 years
ERP systems software | Maximum
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	10 years
ERP systems software | Minimum
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	7 years
Other computer software | Maximum
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	5 years
Other computer software | Minimum
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	3 years